30. Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInEquityValueAdjustmentsLineItems [Line Items]
Equity valuation adjustments, beginning	R$ 895,601	R$ 998,466	R$ 1,177,372
Adjustments to financial assets available for sale
Financial investments		3	(2)
Taxes on adjustments		(1)
Equity interest investments		26,135	3,614
Taxes on adjustments		(8,887)	(1,229)
Adjustments related to actuarial liabilities
Post employment benefits	(58,354)	(46,506)	(88,906)
Taxes on adjustments	19,994	16,827	30,174
Post employment benefits - equity			(852)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(101,645)	(108,561)	(154,102)
Taxes on the adjustments	34,559	36,911	52,395
Gains on Investments in equity investments		(28,650)
Taxes on adjustments		9,741
Actuarial liabilities - investment realization			(19,933)
Reclassification by the adoption of IFRS 9 - Equity interest investments	(4,391)
Attributed to non-controlling interest	(154)	123	(65)
Equity valuation adjustments, ending	785,610	895,601	998,466
Equity Valuation Adjustments
DisclosureOfChangesInEquityValueAdjustmentsLineItems [Line Items]
Equity valuation adjustments, beginning	857,754	929,404	1,051,044
Adjustments to financial assets available for sale
Financial investments		0	0
Taxes on adjustments		0
Equity interest investments		0	0
Taxes on adjustments		0	0
Adjustments related to actuarial liabilities
Post employment benefits	0	0	0
Taxes on adjustments	0	0	0
Post employment benefits - equity			0
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(101,645)	(108,561)	(154,102)
Taxes on the adjustments	34,559	36,911	52,395
Gains on Investments in equity investments		0
Taxes on adjustments		0
Actuarial liabilities - investment realization			(19,933)
Reclassification by the adoption of IFRS 9 - Equity interest investments	0
Attributed to non-controlling interest	0	0	0
Equity valuation adjustments, ending	790,668	857,754	929,404
Equity Valuation Adjustments: Other Comprehensive Income
DisclosureOfChangesInEquityValueAdjustmentsLineItems [Line Items]
Equity valuation adjustments, beginning	37,847	69,062	126,328
Adjustments to financial assets available for sale
Financial investments		3	(2)
Taxes on adjustments		(1)
Equity interest investments		26,135	3,614
Taxes on adjustments		(8,887)	(1,229)
Adjustments related to actuarial liabilities
Post employment benefits	(58,354)	(46,506)	(88,906)
Taxes on adjustments	19,994	16,827	30,174
Post employment benefits - equity			(852)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	0	0	0
Taxes on the adjustments	0	0	0
Gains on Investments in equity investments		(28,650)
Taxes on adjustments		9,741
Actuarial liabilities - investment realization			0
Reclassification by the adoption of IFRS 9 - Equity interest investments	(4,391)
Attributed to non-controlling interest	(154)	123	(65)
Equity valuation adjustments, ending	R$ (5,058)	R$ 37,847	R$ 69,062